Nature of Operations and Summary of Significant Accounting Policies (Details Narrative)) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012 Integer	Dec. 31, 2011 Integer
Nature Of Operations And Summary Of Significant Accounting Policies Details 1
Accumulated deficit						$ 31,800,000
Additional bridge financing					3,396,350		(149,196)
Cash balances	4,998,148		4,998,148			363	369
Allowance for doubtful accounts	34,930		34,930			44,700	18,050
Customer Receivable Risk Percentage	49.00%		49.00%			43.00%	10.00%
Customer accounted for percent of total accounts receivable						1	0
Percentage of receivables outstanding	2.00%		2.00%
Trade accounts receivable sold	210,886		501,463
Proceeds from Sale of trade receivables	239,918		476,927
Losses related to the sales	4,419		10,054
Other current assets	14,482		14,482
Depreciation expense	1,934	6,766	3,790	13,384		22,153	19,712
Impairment charges on evaluation of goodwill						742,446	10,435,170
Amortization of intangible assets	(56,382)	(139,999)	(88,339)	(287,999)
Impairment charges on Intangible assets						145,396	1,325,134
Accumulated depreciation						156,174	134,810
Capitalized value related to companies acquisition, Amount						85,000
Capitalized value related to companies acquisition, Shares						14,286
Recognized deferred revenue from related parties	0	51,000	0	84,000		164,738	0
Deferred revenues, third parties	300,324		300,324			164,631	109,063
Deferred revenues, related parties	35,262		35,262			25,262	200,000
Customer accounted for percent of our revenues						1	0
Major customer representation of revenues	30.00%		30.00%			14.40%	10.00%
Employee stock based compensation	1,184,045	95,568	1,277,794	210,429		391,410	416,012
Amount due from sellers of Boomtext						137,638	125,846
Amount due to sellers of Boomtext						$ 153,317	$ 148,930